OTHER NON-INTEREST INCOME	12 Months Ended
Dec. 31, 2016
OTHER NON-INTEREST INCOME [Abstract]
OTHER NON-INTEREST INCOME
NOTE 15 – OTHER NON-INTEREST INCOME

Other non-interest income for the years ended December 31 follows:

	2016	2015	2014
	(In thousands)
Investment and insurance commissions	$1,647	$1,827	$1,814
ATM fees	1,496	1,551	1,599
Bank owned life insurance	1,124	1,282	1,371
Other real estate rental income	58	128	1,295
Other	3,091	2,904	2,852
Total other non-interest income	$7,416	$7,692	$8,931